DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We  are  pleased  to report the performance for Dreyfus Premier Municipal Bond
Fund  --  New Jersey Series for the six-month reporting period ended October 31,
1998 as shown in the following table:

                                                                                                         Annualized

                                                                        Total Return*                Distribution Rate**
                                                                         ___________                   ________________
        Class A shares . . . . . . . . . . . . . . . . . . . .              4.62%                           4.11%

        Class B shares . . . . . . . . . . . . . . . . . . . .              4.44%                           3.82%

        Class C shares . . . . . . . . . . . . . . . . . . . .              4.20%                           3.51%

The Economy

  In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C. is the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced its target rate by an additional 25 basis points, putting the Federal Funds rate at 5.0%.

  Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

  The Fed' s responsibility is to enact monetary policy that is anticipatory of future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and worker inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

Market Environment

  The environment for fixed income securities during the past six months has been extremely positive, continuing a trend toward lower long-term interest rates that began in the spring of 1997. As has been the case for much of this decline in rates, economic fundamentals have not been a primary influence on the bond market. They have been pushed aside by other factors which created a flight to quality into U.S. Government securities as a safe haven while many other markets were in temporary disarray. The primary engine for lower rates has been the economic crisis which began in Asia and has since spread to Russia and Latin America, and now appears to be impacting the U.S. economy. The threat of an economic slowdown in the U.S., coupled with a potential global credit crunch, forced the Fed to lower the Federal Funds target rate 25 basis points twice in a two-week span (September 29 and October 15) in order to buy some insurance against a possible U.S. recession in 1999. It is likely that the Fed will maintain an accommodative stance toward interest rates in the near future as the current global economic slump shows no sign of ending.

  Municipal securities benefited from the general decline in interest rates during the period, although to a lesser degree than U.S. Treasuries. The fact that municipals do not command safe-haven status, combined with a general decrease in demand as long tax-free bonds yield less than 5%, were the primary reasons for the underperformance versus U.S. Treasuries. Also, many corporate-backed municipals performed poorly due to reduced earnings prospects in a slower economy. This underperformance can easily be seen as the municipal/Treasury yield ratio (as measured by the Bond Buyer Revenue Bond Index/30- year Treasury yield) increased from 93% to 101%. The combination of attractive yields relative to Treasuries, a slowing economy, and a bias toward lower short-term interest rates bodes well for municipal securities going forward.

Portfolio Overview

  The primary objective in managing the portfolio continues to be the realization of income exempt from both Federal and New Jersey income taxes. In
pursuing   this   goal,   the   Fund   maintains   a  nucleus  of  high-coupon,
income-generating securities which produce an attractive level of tax-free income while providing stability during flat to declining markets. However, as the trend toward lower interest rates has become more pronounced, strategy has also focused on lengthening the duration of the portfolio to capture more price appreciation should interest rates continue to decline as we anticipate

  We view credit spreads as too narrow to justify adding lower quality securities in a slowing economic environment. At present, approximately 48% of the Fund is invested in securities which are rated "AAA" and 54% is invested in those rated "A" or better, up from 45% at the start of the period.

While it is difficult at best to predict the future of interest rates, we feel the portfolio is well balanced at present. We will continue to follow our long-term objectives and monitor the volatile investment climate in order to position the portfolio accordingly.

               Sincerely,



               [Richard J. Moynihan signature]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

November 16, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Income may be subject to state and local income taxes for non-New Jersey residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period, (annualized) divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--100.8%                                                             Amount            Value
-------------------------------------------------------                                          ____________      ____________

New Jersey--89.2%

Camden County Improvement Authority, Revenue (Health Care Redevelopment

  Project - Cooper Health System Obligation Group)
   5.875%, 2/15/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     100,000     $     104,709

East Orange Board of Education COP

   (AGH Leasing Inc) Zero Coupon, 8/1/2017 (Insured; FSA)  . . . . . . . . . . . . . . . .          1,420,000           566,580

Elizabeth Sewer Utility, Refunding 5%, 7/15/2016 (Insured; AMBAC). . . . . . . . . . . . .            150,000           153,632

Essex County Improvement Authority:

  Guaranteed LR:

       County Social Services Facilities 5.20%, 10/1/2027  . . . . . . . . . . . . . . . .            100,000            99,566

       (Sportsplex Project) 5.625%, 10/1/2023 (Insured; AMBAC) . . . . . . . . . . . . . .            345,000           359,904

   Utility System Revenue (Orange Franchise Acquisition Project)

       5.75%, 7/1/2027 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           541,340

Mercer County Improvement Authority, Revenue

   (County Courthouse Project) 5.75%, 11/1/2017  . . . . . . . . . . . . . . . . . . . . .            500,000           547,445

New Jersey Economic Development Authority, Revenue:

  First Mortgage:

       (Cadbury Corp. Project) 5.50%, 7/1/2018 . . . . . . . . . . . . . . . . . . . . . .            250,000           255,710

       Refunding:

          (The Evergreens):

             6%, 10/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            650,000           685,574

             6%, 10/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            700,000           735,763

          (Fellowship Village) 5.50%, 1/1/2018 . . . . . . . . . . . . . . . . . . . . . .            500,000           505,575

   Water Facilities (New Jersey American Water Co. Inc. Project)

       6.50%, 4/1/2022 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           546,190

New Jersey Educational Facilities Authority, Revenue:

   (Monmouth University) 5.80%, 7/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . .            395,000           416,010

   Refunding (Trenton State College) 6%, 7/1/2019 (Insured; AMBAC) . . . . . . . . . . . .            500,000           542,700

New Jersey Environmental Infrastructure Trust 4.50%, 9/1/2015 (a). . . . . . . . . . . . .            500,000           475,845

New Jersey Health Care Facilities Financing Authority, Revenue:

   (General Hospital Center at Passaic) 6.75%, 7/1/2019 (Insured; FSA) . . . . . . . . . .            550,000           676,445

   Refunding:

       (Holy Name Hospital Issue) 6%, 7/1/2025 . . . . . . . . . . . . . . . . . . . . . .            500,000           528,830

       (Saint Elizabeth Hospital Obligation Group) 6%, 7/1/2020  . . . . . . . . . . . . .          2,225,000         2,364,485

New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue:

   5.25%, 10/1/2018 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,011,450

   6.05%, 10/1/2028 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           534,940

New Jersey Transportation Trust Fund Authority

   (Transportation System) 5%, 6/15/2018 (Insured; FSA)  . . . . . . . . . . . . . . . . .            395,000           397,228

New Jersey Turnpike Authority, Turnpike Revenue, Refunding

   6.50%, 1/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            220,000           259,257

Port Authority of New York and New Jersey:

  Special Obligation Revenue, Special Project

       (JFK International Air Terminal) 5.75%, 12/1/2022 (Insured; MBIA)   . . . . . . . .            585,000           622,224

   Refunding 4.25%, 10/1/2026 (Insured FGIC) . . . . . . . . . . . . . . . . . . . . . . .          1,000,000           892,580

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                              OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                          ____________      ____________
South Jersey Transportation Authority, LR

   (Raytheon Aircraft Service Inc. Project) 6.15%, 1/1/2022  . . . . . . . . . . . . . . .      $     500,000     $     534,540

Union County, Refunding 5.20%, 9/1/2012 (Insured; MBIA). . . . . . . . . . . . . . . . . .            320,000           343,718

U.S. Related--11.6%

Puerto Rico Housing Bank and Finance Agency, SFMR

   6.25%, 4/1/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           319,767

Puerto Rico Ports Authority, Special Facility Revenue

   (American Airlines) 6.30%, 6/1/2023 . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,602,240

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $15,710,672) . . . . . . . . . . . . . . . . . . . . . . . . . .                100.8%      $16,624,247

                                                                                                      _______     _____________


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . .                  (.8%)   $    (139,417)

                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              100.0%        $16,484,830

                                                                                                      _______     _____________


Summary    of    Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           LR          Lease Revenue

COP         Certificate of Participation                            MBIA        Municipal Bond Investors Assurance

FGIC        Financial Guaranty Insurance Company                                  Insurance Corporation

FSA         Financial Security Assurance                            SFMR        Single Family Mortgage Revenue



Summary of Combined Ratings
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
______                             _______                           ________________                _________________
AAA                                Aaa                               AAA                                  48.0%

AA                                 Aa                                AA                                    3.3

A                                  A                                 A                                     3.1

BBB                                Baa                               BBB                                  36.4

Not Rated (b)                      Not Rated (b)                     Not Rated (b)                         9.2
                                                                                                        _______

                                                                                                         100.0%
                                                                                                        _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Purchased on a delayed delivery basis.

(b)Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

(c) At October 31, 1998, the Fund had $5,857,091 (35.5% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects and $4,308,068 (26.1% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation projects.


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                                              OCTOBER 31, 1998 (UNAUDITED)

                                                                                                    Cost              Value
                                                                                                 ____________      ____________
ASSETS:                          Investments in securities--See Statement of Investments . .      $15,710,672       $16,624,247

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                               83,842

                                 Receivable for investment securities sold . . . . . . . .                              563,062

                                 Receivable for shares of Beneficial Interest subscribed . .                             11,461

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                              230,219

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               16,174

                                                                                                                  _____________

                                                                                                                     17,529,005

                                                                                                                  _____________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                                5,757

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                                8,431

                                 Payable for investment securities purchased . . . . . . .                            1,029,987

                                                                                                                  _____________

                                                                                                                      1,044,175

                                                                                                                  _____________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $16,484,830

                                                                                                                  _____________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                          $15,464,477

                                 Accumulated net realized gain (loss) on investments . . .                              106,778

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                              913,575

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $16,484,830

                                                                                                                  _____________

                           NET ASSET VALUE PER SHARE
                              --------------------

                                                                               Class A            Class B           Class C
                                                                             _____________      _____________    ______________
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  5,052,549         $11,267,893    $      164,388

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . .            377,242             841,622            12,265

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . .             $13.39              $13.39            $13.40
                                                                                  _______             _______           _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                                                             SIX MONTHS ENDED
                                                                                               OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                   $434,359

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .            $  43,863

                                 Distribution fees--Note 3(b)  . . . . . . . . . .               28,156

                                 Shareholder servicing costs--Note 3(c)  . . . . .               26,025

                                 Registration fees . . . . . . . . . . . . . . . .                6,577

                                 Prospectus and shareholders' reports  . . . . . .                4,425

                                 Professional fees . . . . . . . . . . . . . . . .                1,609

                                 Custodian fees  . . . . . . . . . . . . . . . . .                1,075

                                 Trustees' fees and expenses--Note 3(d)  . . . . .                  104

                                 Loan commitment fees--Note 2  . . . . . . . . . .                   20

                                 Miscellaneous . . . . . . . . . . . . . . . . . .                5,178
                                                                                              _________

                                    Total Expenses . . . . . . . . . . . . . . . .                                    117,032
                                                                                                                    _________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                    317,327

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .            $  29,415

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .              338,296
                                                                                              _________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                    367,711
                                                                                                                    _________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                   $685,038
                                                                                                                    _________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended

                                                                                           October 31, 1998        Year Ended

                                                                                             (Unaudited)         April 30, 1998
                                                                                           _______________        _____________

OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $     317,327        $     648,891

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .                29,415              173,353

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .               338,296              451,390

                                                                                             _____________         ____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .               685,038            1,273,634

                                                                                             _____________         ____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (102,897)            (232,360)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (212,133)            (413,730)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (2,297)              (2,801)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                    (42,097)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                    (86,582)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                       (960)

                                                                                             _____________         ____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (317,327)            (778,530)

                                                                                             _____________         ____________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               606,686            1,041,919

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,089,665            3,248,633

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                45,283              122,271

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                63,517              168,831

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               134,519              317,071

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,797                3,459

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (180,360)          (1,770,440)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (746,415)          (2,029,142)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (3,043)             (10,307)

                                                                                             _____________         ____________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .             1,011,649            1,092,295

                                                                                             _____________         ____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .             1,379,360            1,587,399

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15,105,470           13,518,071

                                                                                             _____________         ____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $16,484,830          $15,105,470

                                                                                             _____________         ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                        Shares
                                                                                           ________________________________

                                                                                         Six Months Ended

                                                                                         October 31, 1998        Year Ended

                                                                                           (Unaudited)          April 30, 1998
                                                                                         _______________        _____________

CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          45,431               80,858

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .           4,760               12,944

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (13,603)            (136,071)

                                                                                                ________            _________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .          36,588              (42,269)

                                                                                                ________            _________



  Class B

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          81,857              250,509

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .          10,088               24,297

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (56,080)            (156,284)

                                                                                                ________            _________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .          35,865              118,522

                                                                                                ________            _________


  Class C

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,370                9,427

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .             135                  263

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (228)                (792)

                                                                                                ________            _________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .           3,277                8,898
                                                                                                --------            ---------

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                    Class A Shares
                                                     ________________________________________________________________________

                                                                                Nine Months

                                                Six Months Ended   Year Ended      Ended

                                                October 31, 1998    April 30,    April 30,         Year Ended July 31,
                                                                                             ______________________________

PER SHARE DATA:                                    (Unaudited)        1998        1997(1)      1996         1995       1994(2)
                                                _________________    _______      _______     _______      _______     _______
   Net asset value, beginning of period  . . .        $13.08          $12.63       $12.79      $12.71       $12.58      $12.50
                                                     _______         _______      _______     _______      _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . .           .29             .61          .42         .59          .71        .18

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . .           .31             .56         (.02)        .08          .13        .08

                                                     _______         _______      _______     _______      _______     _______

   Total from Investment Operations  . . . . .           .60            1.17          .40         .67          .84        .26

                                                     _______         _______      _______     _______      _______     _______

   Distributions:

   Dividends from investment income--net . . .          (.29)           (.61)        (.42)       (.59)        (.71)       (.18)

   Dividends from net realized gain
       on investments  . . . . . . . . . . . .         --               (.11)        (.14)       --          --           --
                                                     _______         _______      _______     _______      _______     _______

   Total Distributions . . . . . . . . . . . .          (.29)           (.72)        (.56)       (.59)        (.71)      (.18)

                                                     _______         _______      _______     _______      _______     _______

   Net asset value, end of period  . . . . . .        $13.39          $13.08       $12.63      $12.79       $12.71      $12.58
                                                     _______         _______      _______     _______      _______     _______

TOTAL INVESTMENT RETURN(3) . . . . . . . . . .          9.16%(4)        9.48%        4.25%(4)    5.31%        7.01%       2.07%(5)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .          1.12%(4)        1.02%        1.20%(4)    1.14%         .10%        --

   Ratio of net investment income
       to average net assets . . . . . . . . .          4.33%(4)        4.73%        4.39%(4)    4.55%        5.60%       5.25%(4)

   Decrease reflected in above expense ratios
       due to undertakings by the Manager
       (limited to the expense limitation provision
       of the management agreement . . . . . .           --              .03%         .10%(4)     .08%        1.35%       2.50%(4)

   Portfolio Turnover Rate . . . . . . . . . .         26.05%(5)       50.78%      110.12%(5)   28.14%        43.48%        --

   Net Assets, end of period (000's Omitted) . .      $5,053          $4,454       $4,837      $5,212        $4,981     $2,318

---------

(1) The Fund changed its fiscal year end from July 31 to April 30.

(2) From May 4, 1994 (commencement of operations) to July 31, 1994.

(3) Exclusive of sales load.

(4) Annualized.

(5) Not annualized.


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                Class B Shares
                                                     ________________________________________________________________________

                                                                                Nine Months

                                                Six Months Ended   Year Ended      Ended

                                                October 31, 1998    April 30,    April 30,         Year Ended July 31,
                                                                                             ______________________________

PER SHARE DATA:                                    (Unaudited)        1998        1997(1)      1996        1995       1994(2)

                                                 _________________   _______      _______     _______     _______      _______

   Net asset value, beginning of period  . . .        $13.07          $12.63       $12.79      $12.71       $12.58      $12.50
                                                     _______         _______      _______     _______      _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . .           .26             .55          .37         .52          .65         .16

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . .           .32             .55         (.02)        .08          .13         .08

                                                     _______         _______      _______     _______      _______     _______

   Total from Investment Operations  . . . . .           .58            1.10          .35         .60          .78         .24

                                                     _______         _______      _______     _______      _______     _______

   Distributions:

   Dividends from investment income--net . . .          (.26)           (.55)        (.37)       (.52)        (.65)       (.16)

   Dividends from net realized gain
       on investments  . . . . . . . . . . . .         --               (.11)        (.14)       --          --           --

                                                     _______         _______      _______     _______      _______     _______

   Total Distributions . . . . . . . . . . . .          (.26)           (.66)        (.51)       (.52)        (.65)       (.16)

                                                     _______         _______      _______     _______      _______     _______

   Net asset value, end of period  . . . . . .        $13.39          $13.07       $12.63      $12.79       $12.71      $12.58
                                                     _______         _______      _______     _______      _______     _______

TOTAL INVESTMENT RETURN(3) . . . . . . . . . .          8.81%(4)        8.85%        3.74%(4)    4.79%        6.48%       1.94%(5)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .          1.61%(4)        1.52%        1.69%(4)    1.63%         .61%        .50%

   Ratio of net investment income
       to average net assets . . . . . . . . .          3.83%(4)        4.20%        3.88%(4)    4.04%        5.00%       4.69%(4)

   Decrease reflected in above expense ratios
       due to undertakings by the Manager
       (limited to the expense limitation provision
       of the management agreement . . . . . .           --              .03%         .09%(4)     .08%        1.29%       2.50%(4)

   Portfolio Turnover Rate . . . . . . . . . .         26.05%(5)       50.78%      110.12%(5)   28.14%       43.48%        --

   Net Assets, end of period (000's Omitted) . .     $11,268         $10,533       $8,680      $8,910       $6,852      $2,373

---------

(1) The Fund changed its fiscal year end from July 31 to April 30.

(2) From May 4, 1994 (commencement of operations) to July 31, 1994.

(3) Exclusive of sales load.

(4) Annualized.

(5) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                         Class C Shares
                                                                       _______________________________________________________

                                                                                                     Nine Months

                                                                 Six Months Ended   Year Ended          Ended      Year Ended

                                                                 October 31, 1998    April 30,        April 30,     July 31,

PER SHARE DATA:                                                     (Unaudited)        1998            1997(1)       1996(2)

                                                                  ______________       _______         _______        _______
   Net asset value, beginning of period  . . . . . . . . . . . .       $13.09           $12.64          $12.78         $13.21

                                                                       ______           ______          ______         ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . .          .24              .50             .35            .32

   Net realized and unrealized gain (loss) on investments  . . .          .31              .56              --           (.43)

                                                                       ______           ______          ______         ______

   Total from Investment Operations  . . . . . . . . . . . . . .          .55             1.06             .35           (.11)

                                                                       ______           ______          ______         ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . .         (.24)            (.50)           (.35)          (.32)

   Dividends from net realized gain on investments . . . . . . .           --             (.11)           (.14)            --

                                                                       ______           ______          ______         ______

   Total Distributions . . . . . . . . . . . . . . . . . . . . .         (.24)            (.61)           (.49)          (.32)

                                                                       ______           ______          ______         ______

   Net asset value, end of period  . . . . . . . . . . . . . . .       $13.40           $13.09          $12.64         $12.78

                                                                       ______           ______          ______         ______

TOTAL INVESTMENT RETURN(3) . . . . . . . . . . . . . . . . . . .         8.33%(4)         8.55%          3.72%(4)       (1.21%)(4)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . .         1.93%(4)         1.91%          1.97%(4)        1.95%(4)

   Ratio of net investment income to average net assets  . . . .         3.51%(4)         3.65%          3.62%(4)        3.68%(4)

   Decrease reflected in above expense ratios due to undertakings by the Manager (limited to the expense limitation provision
       of the management agreement)  . . . . . . . . . . . . . .           --              .06%           .76%(4)         .02%(4)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . .        26.05%(5)        50.78%        110.12%(5)       28.14%

   Net Assets, end of period (000's Omitted) . . . . . . . . . .         $164             $118             $1              $6
------------------------

(1)  The Fund changed its fiscal year end from July 31 to April 30.

(2)  From December 4, 1995 (commencement of initial offering) to July 31, 1996.

(3)  Exclusive of sales load.

(4)  Annualized.

(5)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified, open-end management investment company, and operates as a series company currently offering thirteen series, including the New Jersey Series (the "Fund"). The Fund's investment objective is to maximize current income exempt from Federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The  Trust  accounts  separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credits of $1,367 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility")to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average
daily    net    assets    and    is    payable    monthly.

  (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $27,665 and $491, respectively, pursuant to the Distribution Plan.

  (C) Under the Shareholder Services Plan, the Fund pays the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services. The
services   provided  may  include  personal  services  relating  to  shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, Class A, Class B and Class C shares were charged $5,942, $13,832 and $164, respectively, pursuant to the Shareholder Services Plan.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, NEW JERSEY SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $3,737 pursuant to the transfer agency agreement.

  (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Trust an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998, amounted to $5,581,157 and $4,053,013, respectively.

  At October 31, 1998, accumulated net unrealized appreciation on investments was $913,575, consisting of $942,681 gross unrealized appreciation and $29,106 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS PREMIER STATE MUNICIPAL

BOND FUND, NEW JERSEY SERIES

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                         380/381SA9810

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                             DREYFUS PREMIER STATE

                              MUNICIPAL BOND FUND

                               NEW JERSEY SERIES
-------------------------------------------------------------------------------

                               OCTOBER 31, 1998

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